Plan Description - Additional information (Detail) - EBP 059	12 Months Ended
	Dec. 31, 2025 USD ($) loans Age	Dec. 31, 2024 USD ($)
EBP, Description of Plan [Line Items]
EBP, Plan Name	Anheuser-Busch 401(k) Savings and Retirement Plan
EBP, Participant Age, Before-Tax And Roth After-Tax Catch-Up Contribution, Threshold | Age	50
EBP, Employer Contribution, Vesting Service, Threshold	3 years
EBP, Forfeitures, As a Result Of Account Distribution Before Participant Account Vested	100.00%
EBP, Forfeited Nonvested Account, Decrease from Employer Contribution	$ 4,449,000
EBP, Forfeited Nonvested Account	$ 854,000	$ 1,319,000
Purchase Of Principal Residence [Member]
EBP, Description of Plan [Line Items]
Employee Benefit Plan Loan Repayment Period Maximum	10 years
Other Loan [Member]
EBP, Description of Plan [Line Items]
Employee Benefit Plan Loan Repayment Period Maximum	5 years
Investment, Identifier [Axis]: Notes Receivable from Participants
EBP, Description of Plan [Line Items]
EBP, Note Receivable from Participant, Account, Minimum Borrowing, Amount	$ 1,000
Employee Benefit Plan Note Receivable From Participant Account Maximum Borrowing Amount Description	lesser of $50,000 less the highest outstanding loan balance under the Plan during the one-year period ending on the day before the loan is made, or 50% of the vested account balance
Employee Benefit Plan, Maximum Loan Allowed | loans	2
Employee Benefit Plan Note Receivable From Participant Account Borrowing Standardize Percentage	prime rate plus 1%
Minimum [Member]
EBP, Description of Plan [Line Items]
EBP, Participant Contribution, Pretax, Maximum Annual Compensation to Total Compensation, Percentage	0.50%
Maximum [Member]
EBP, Description of Plan [Line Items]
EBP, Participant Contribution, Pretax, Maximum Annual Compensation to Total Compensation, Percentage	50.00%